COMMITMENTS AND CONTINGENCIES (Details Narrative)					12 Months Ended
	Jul. 11, 2025 USD ($)	Dec. 16, 2022 USD ($) ft²	Feb. 26, 2020 ft² $ / shares	Apr. 25, 2019 USD ($) ft²	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Other Commitments [Line Items]
Loss contingency, damages awarded, value	$ 425,000
Total rent					$ 929,000	$ 942,000
Depreciation expense related to leased assets					154,000	153,000
Interest expense on leased liabilities					$ 17,000	$ 29,000
Weighted average remaining lease term for operating leases					1 year 7 months 6 days	2 years 7 months 6 days
Weighted average discount rate for operating leases					8.50%	8.80%
Weighted average remaining lease term for finance leases					9 months 18 days	1 year 7 months 6 days
Weighted average discount rate for finance leases					3.40%	1.90%
Accutek [Member]
Other Commitments [Line Items]
Area of land | ft²			17,539	45,600
Lease description			The lease for the additional space commenced 30 days following the occupancy date of the additional space and will terminate concurrently with the term of the original lease, which expires on	The Lease has an initial term of seven years and four months and commenced on or about June 28, 2019.
Lease option to extend				The lease contains an option to extend the term for two periods of 24 months each, and the right of first refusal to lease an additional approximate 15,300 square feet.
Escalating lease payment percentage				3.00%
Lease Expiration Date			Nov. 20, 2026
Lease, per rentable square | $ / shares			$ 0.93
Accutek [Member] | Space [Member]
Other Commitments [Line Items]
Area of land | ft²			16,309
Accutek [Member] | Residential Unit [Member]
Other Commitments [Line Items]
Area of land | ft²			1,230
Accutek [Member] | First 12 Months [Member]
Other Commitments [Line Items]
Total rent				$ 42,400
Lease Agreement MM Parker Court Associates LLC [Member]
Other Commitments [Line Items]
Area of land | ft²		4,892
Lease description		The lease has an initial term of five years and three months and commenced on or about February 1, 2023.
Escalating lease payment percentage		5.00%
Lease Agreement MM Parker Court Associates LLC [Member] | First 6 Months [Member]
Other Commitments [Line Items]
Total rent		$ 2,300
Lease Agreement MM Parker Court Associates LLC [Member] | Next 7 to 12 Months [Member]
Other Commitments [Line Items]
Total rent		$ 4,700
Subsequent Event [Member] | Kassam [Member]
Other Commitments [Line Items]
Settlement expenses	1,750,000
Cash proceeds from liability	1,150,000
Company contribution towards litigation settlement expenses	600,000
Subsequent Event [Member] | Pearl [Member]
Other Commitments [Line Items]
Cash proceeds from liability	$ 350,000